GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			111 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Feb. 05, 2014 Subsequent Event [Member]
General Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ (20,542)	$ (16,922)		$ (20,542)
Net Cash Provided By (Used In) Operating Activities	(5,450)	(2,134)	(1,008)	(16,197)
Stock Issuance Cost					9,200
Debt Issuance Cost					$ 1,100